Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance Corporation Premium Expense	$ 250,000
Aggregate shares (in Shares) | shares	14,891,667
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance Corporation Premium Expense	$ 34,500,000